Federated Hermes Quality Bond Fund II
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.4%
	Basic Industry - Chemicals—0.3%
$ 500,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 501,180
	Basic Industry - Metals & Mining—1.0%
350,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	324,362
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	178,198
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	205,761
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	336,007
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	371,061
	TOTAL	1,415,389
	Basic Industry - Paper—0.3%
400,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	413,676
	Capital Goods - Aerospace & Defense—3.5%
600,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	587,478
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	277,211
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	189,514
600,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	569,236
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	458,212
200,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	214,729
700,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	690,688
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	399,248
600,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	521,693
335,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	332,169
800,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	798,194
	TOTAL	5,038,372
	Capital Goods - Building Materials—0.9%
415,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	395,859
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	156,851
155,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	169,276
300,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	261,777
300,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	293,227
	TOTAL	1,276,990
	Capital Goods - Construction Machinery—1.6%
500,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	472,680
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	209,921
600,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	570,779
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	589,099
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	490,889
	TOTAL	2,333,368
	Capital Goods - Diversified Manufacturing—1.9%
600,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	536,801
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	487,898
200,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	206,985
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	89,488
585,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	546,542
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	460,722
235,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	232,045

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	$ 132,194
	TOTAL	2,692,675
	Communications - Cable & Satellite—1.3%
231,000	CCO Safari II LLC, 4.908%, 7/23/2025	230,685
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	88,009
150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	156,084
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	385,670
750,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	694,251
300,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	295,371
	TOTAL	1,850,070
	Communications - Media & Entertainment—1.5%
220,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	218,254
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	243,151
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	503,763
500,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	515,991
310,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	274,984
500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	473,819
	TOTAL	2,229,962
	Communications - Telecom Wireless—1.9%
500,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	473,642
430,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	373,046
250,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	253,126
250,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	253,297
450,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	444,667
450,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	437,729
500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	512,728
	TOTAL	2,748,235
	Communications - Telecom Wirelines—2.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	286,536
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	739,620
200,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	199,012
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	204,158
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	203,547
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	288,153
800,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	682,669
410,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	366,233
175,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	164,951
	TOTAL	3,134,879
	Consumer Cyclical - Automotive—3.6%
900,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	904,243
300,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	306,581
600,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	615,829
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	247,935
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	254,205
290,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	306,295
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	216,292
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	463,804
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	297,670
210,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	218,930
675,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	693,852

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 500,000		Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	$ 487,630
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	187,661
		TOTAL	5,200,927
		Consumer Cyclical - Retailers—2.6%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	895,020
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	433,505
265,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	263,901
240,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	240,305
250,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	259,504
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	257,999
500,000		Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	515,537
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	271,501
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	119,100
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	500,314
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	93,717
		TOTAL	3,850,403
		Consumer Cyclical - Services—1.6%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	174,914
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	488,228
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	166,923
260,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	256,722
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	409,590
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	745,054
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	49,164
		TOTAL	2,290,595
		Consumer Non-Cyclical - Food/Beverage—3.8%
450,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	461,863
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	942,203
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	759,974
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	373,690
775,000	[1]	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	766,116
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	408,597
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	893,748
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	254,380
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	457,397
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,019
150,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	155,815
		TOTAL	5,532,802
		Consumer Non-Cyclical - Health Care—2.1%
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	246,898
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,286,774
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	219,072
300,000		GE Healthcare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	325,099
85,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	82,628
500,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	519,389
300,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	308,730
		TOTAL	2,988,590
		Consumer Non-Cyclical - Pharmaceuticals—4.2%
500,000		Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	459,538
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	452,808

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 755,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	$ 722,204
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	65,234
1,000,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,043,696
140,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	140,050
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	223,891
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	588,094
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	198,621
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	209,949
165,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	170,602
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	152,091
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	218,301
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	579,104
450,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	425,112
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	232,530
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	288,587
	TOTAL	6,170,412
	Consumer Non-Cyclical - Products—0.3%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	208,998
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	203,976
	TOTAL	412,974
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	714,972
	Consumer Non-Cyclical - Tobacco—2.0%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	349,672
250,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	232,684
300,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	318,354
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	355,143
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	307,676
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	308,967
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	518,837
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	148,716
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	403,370
	TOTAL	2,943,419
	Energy - Independent—1.9%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	202,457
200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	205,276
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	306,390
160,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	172,637
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	699,932
400,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.200%, 8/1/2029	406,938
200,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	206,417
180,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	190,607
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	312,638
	TOTAL	2,703,292
	Energy - Integrated—1.3%
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	258,901
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	497,940
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	491,363
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	607,432
	TOTAL	1,855,636

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—3.8%
$ 265,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	$ 243,560
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	502,712
300,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	286,654
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	103,610
290,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	279,378
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	392,975
630,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	556,571
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	398,723
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	342,457
350,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	374,892
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	129,260
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	475,732
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	132,650
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	429,583
275,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	293,113
600,000	TC Pipelines LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	591,012
	TOTAL	5,532,882
	Energy - Refining—0.6%
185,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	177,799
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	375,728
215,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	250,664
	TOTAL	804,191
	Financial Institution - Banking—24.1%
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	61,703
1,085,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,079,577
700,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	668,517
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,723,865
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,232,057
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	488,804
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	498,775
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	239,434
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	416,383
500,000	Citigroup, Inc., 4.125%, 7/25/2028	496,042
250,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	239,222
1,400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,260,296
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	473,913
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	496,799
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	247,531
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	495,196
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	80,136
150,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	156,088
260,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	285,554
300,000	Comerica, Inc., 3.800%, 7/22/2026	294,968
155,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	159,824
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	497,456
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	138,874
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	141,817
450,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	470,164
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	238,848
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	299,964

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	$ 191,356
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	641,766
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	240,335
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,231,535
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	497,191
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	268,729
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	498,272
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	216,783
220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	232,797
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	879,968
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	892,277
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	501,114
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	502,426
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	260,833
165,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	172,529
400,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	435,059
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	410,666
250,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	248,065
320,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	350,593
550,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	527,198
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	991,112
210,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	215,352
500,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	516,590
195,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	203,965
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	430,625
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	151,189
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	487,641
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	507,177
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	208,229
185,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	196,207
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	324,249
350,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	356,307
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	64,654
1,200,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,206,909
300,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	300,195
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	459,590
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	496,518
400,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	404,535
200,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	219,264
300,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	311,622
250,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	267,035
1,250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,193,699
1,320,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,290,449
235,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	243,857
250,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	260,160
750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	713,273
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	908,414
	TOTAL	35,010,116
	Financial Institution - Broker/Asset Mgr/Exchange—1.2%
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	218,383

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 500,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	$ 433,888
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	219,932
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	243,431
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	609,116
		TOTAL	1,724,750
		Financial Institution - Finance Companies—2.1%
205,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	193,715
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	451,412
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	553,232
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	668,700
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	539,170
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	146,037
180,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	190,386
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	247,943
		TOTAL	2,990,595
		Financial Institution - Insurance - Health—0.8%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	594,548
200,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	200,827
400,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	400,101
		TOTAL	1,195,476
		Financial Institution - Insurance - Life—1.5%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	339,846
500,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	514,015
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	368,411
800,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	742,601
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	225,633
		TOTAL	2,190,506
		Financial Institution - Insurance - P&C—0.7%
300,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	313,131
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	244,793
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	93,243
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	403,998
		TOTAL	1,055,165
		Financial Institution - REIT - Apartment—0.9%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	387,621
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	106,460
320,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	271,752
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	485,308
		TOTAL	1,251,141
		Financial Institution - REIT - Healthcare—1.3%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	372,800
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	709,425
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	339,527
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	469,904
		TOTAL	1,891,656
		Financial Institution - REIT - Office—0.8%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	255,275
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	476,917
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	72,087
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	97,393

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 250,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	$ 279,908
	TOTAL	1,181,580
	Financial Institution - REIT - Other—0.8%
390,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	402,868
320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	323,270
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	240,043
250,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	255,700
	TOTAL	1,221,881
	Financial Institution - REIT - Retail—1.1%
725,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	669,094
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	227,427
400,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	385,028
300,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	309,871
	TOTAL	1,591,420
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	544,650
	Technology—8.0%
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	124,237
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	337,642
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	664,462
400,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	415,274
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	122,706
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	246,367
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	240,751
215,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	220,999
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	227,870
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	498,349
225,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	233,534
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	243,224
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	305,938
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	286,014
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	82,004
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	264,223
260,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	259,107
200,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	199,650
200,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	198,085
400,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	406,492
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	93,416
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	309,831
195,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	200,319
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	731,683
575,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	540,169
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	248,902
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	377,960
875,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	870,002
805,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	732,432
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	431,994
245,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	244,300
545,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	476,784
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	597,007

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	$ 251,192
	TOTAL	11,682,919
	Transportation - Airlines—0.1%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	215,218
	Transportation - Railroads—0.6%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	440,680
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	479,622
	TOTAL	920,302
	Transportation - Services—1.9%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	412,431
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	699,150
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	268,876
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	238,672
550,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	566,661
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	310,797
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	333,061
	TOTAL	2,829,648
	Utility - Electric—5.9%
250,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	246,844
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	175,300
425,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	382,119
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	129,683
400,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	361,056
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	368,223
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	208,291
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	196,249
500,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	537,294
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	314,186
400,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	423,511
635,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	625,500
250,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	256,972
500,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	483,997
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	233,596
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	519,197
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	263,944
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	620,777
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	491,291
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	46,368
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	226,973
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	245,782
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	297,772
800,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	693,257
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	143,180
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	107,056
	TOTAL	8,598,418
	Utility - Natural Gas—0.3%
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	487,561

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.2%
$ 250,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	$ 257,908
	TOTAL CORPORATE BONDS (IDENTIFIED COST $143,522,450)	141,476,801
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
222	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	233
	Government National Mortgage Association—0.0%
527	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	539
805	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	825
1,063	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,087
1,694	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,733
1,430	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,467
307	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	315
1,130	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,170
4,143	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,270
3,155	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,259
7,061	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	7,304
	TOTAL	21,969
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,543)	22,202
	REPURCHASE AGREEMENT—1.8%
2,698,000	Interest in $198,000,000 joint repurchase agreement 4.88%, dated 9/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $198,026,840 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $201,987,377. (IDENTIFIED COST $2,698,000)	2,698,000
	INVESTMENT COMPANY—0.4%
527,883	Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[2] (IDENTIFIED COST $527,883)	527,883
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $146,769,876)	144,724,886
	OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	592,881
	TOTAL NET ASSETS—100%	$145,317,767
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	18	$2,057,062	December 2024	$1,230
United States Treasury Notes 10-Year Ultra Long Futures	12	$1,419,563	December 2024	$(1,246)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(16)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$10,640,143
Proceeds from Sales	$(10,112,260)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$527,883
Shares Held as of 9/30/2024	527,883
Dividend Income	$19,098

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$511,081	$527,883

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$141,476,801	$—	$141,476,801
Mortgage-Backed Securities	—	22,202	—	22,202
Investment Company	527,883	—	—	527,883
Repurchase Agreement	—	2,698,000	—	2,698,000
TOTAL SECURITIES	$527,883	$144,197,003	$—	$144,724,886
Other Financial Instruments:[1]
Assets	$1,230	$—	$—	$1,230
Liabilities	(1,246)	—	—	(1,246)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(16)	$—	$—	$(16)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust